Employee Benefit Obligations - Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Net Defined Benefit Recognized In Consolidated Statement Of Comprehensive Income [Abstract]
Current service cost for defined benefits plan	$ 1,928,868	$ 1,920,262	$ 2,091,205
Interest cost for defined benefits plan	2,639,738	2,750,376	2,678,300
Past service cost	1,224,527	(39,060)
Expenses recognized in the Statement of Income	5,793,133	4,631,578	4,769,505
Gains (losses) from remeasurement of defined benefit plans	7,777,204	(37,881)	(1,716,875)
Total expense recognized in the Statement of Comprehensive Income	$ 13,570,337	$ 4,593,697	$ 3,052,630